SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration of risks
Research and development	$ 45,377	$ 29,939	$ 24,844
Cash and cash equivalents	352,932	31,677
Cash deposit	337,291	31,677
Cash, Uninsured Amount	334,557
Non-US
Concentration of risks
Cash and cash equivalents	84,390	21,469
Research and development expense | Supplier concentration risk | A
Concentration of risks
Research and development		5,010	7,941
Research and development expense | Supplier concentration risk | B
Concentration of risks
Research and development	10,802	5,846	$ 6,926
Research and development expense | Supplier concentration risk | C
Concentration of risks
Research and development	4,987
Cash | Geographic concentration risk | UNITED STATES
Concentration of risks
Cash and cash equivalents	$ 252,901	$ 10,208
Cash and Cash Equivalents | Credit Concentration Risk | Single Financial Institution In United States
Concentration of risks
Concentration Risk, Percentage	70.00%